Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 1,235	$ 347	$ (172)
Components of other comprehensive income that will be reclassified subsequently to net income (loss)
Currency translation differences	(95)	152	(90)
Changes in fair value of derivatives designated as a cash flow hedge	0	0	(1)
Net changes of investments at fair value through other comprehensive income	0	(57)	17
Tax income (expense) relating to items that will be reclassified subsequently to net income (loss)	0	5	(5)
Total	(95)	100	(79)
Components of other comprehensive income that will not be reclassified to net income (loss)
Net changes of investments at fair value through other comprehensive income	(58)	0	0
Actuarial gains (losses) from defined benefit plans	56	(17)	(48)
Tax income (expense) relating to items that will not be reclassified to net income (loss)	(3)	3	8
Total	(5)	(14)	(40)
Total comprehensive income (loss)	1,135	433	(291)
Comprehensive loss attributable to the non-controlling interests	(9)	(13)	(59)
Comprehensive income (loss) attributable to the shareholders of the Company	$ 1,144	$ 446	$ (232)